Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 5:	Loans and Allowance for Loan Losses

Loans as of December 31, 2011 and 2010 are summarized below:

	At December 31,
	2011		2010
	Amount	Percent	Amount	Percent

Real estate loans:
Permanent loans:
One-to-four family	$44,813	17.0%	$43,695	18.1%
Multi-family	16,695	6.3	13,592	5.6
Nonresidential	98,278	37.3	77,089	31.9
Construction loans:
One-to-four family	18,618	7.1	20,373	8.4
Multi-family	2,357	0.9	357	0.1
Nonresidential	6,753	2.5	5,929	2.5
Land loans	25,409	9.6	26,394	10.9
Total real estate loans	212,923	80.7	187,429	77.5

Consumer:
Home equity loans and lines of credit	19,722	7.5	18,761	7.7
Auto loans	429	0.2	639	0.3
Deposit loans	321	0.1	377	0.2
Overdrafts	77	-	47	-
Other	1,828	0.7	2,193	0.9
Total consumer loans	22,377	8.5	22,017	9.1

Commercial loans	28,462	10.8	32,460	13.4

Total loans	263,762	100.0%	241,906	100.0%
Allowance for loan losses	(4,316)		(3,649)
Net deferred loan costs	88		89
Loans receivable, net	$259,534		$238,346

As of December 31, 2011, we recorded approximately $2.2 million of commercial loans and $2.2 million of short term borrowings in other liabilities on our balance sheet as a result of “failed sale” accounting treatment, under applicable accounting guidance, for certain transfers of financial assets.

The following table details allowance for loan losses and recorded investment in loans by portfolio segment for the years ended December 31, 2011 and 2010:

Allowance for Loan Losses and Recorded Investment in Loans
For the Year Ended December 31, 2011

	One-to-Four	Multi-family/			Consumer
	Family	Nonresidential	Construction	Land	and Other	Commercial	Total

Allowance for loan losses:

Beginning balance	$545	$1,061	$325	$730	$250	$738	$3,649
Charge offs	(18)	(9)	(32)	-	(45)	(236)	(340)
Recoveries	-	-	-	-	8	32	40
Provision (Credit)	(51)	11	107	(116)	83	933	967
Ending balance	$476	$1,063	$400	$614	$296	$1,467	$4,316

Ending balance individually evaluated for impairment	$50	$-	$-	$-	$117	$394	$561

Ending balance collectively evaluated for impairment	$426	$1,063	$400	$614	$179	$1,073	$3,755

Loans:

Ending balance	$44,813	$114,973	$27,728	$25,409	$22,377	$28,462	$263,762

Ending balance individually evaluated for impairment	$655	$237	$-	$-	$204	$820	$1,916

Ending balance collectively evaluated for impairment	$44,158	$114,736	$27,728	$25,409	$22,173	$27,642	$261,846

Allowance for Loan Losses and Recorded Investment in Loans
For the Year Ended December 31, 2010

	One-to-Four	Multi-family/			Consumer
	Family	Nonresidential	Construction	Land	and Other	Commercial	Total

Allowance for loan losses:

Beginning balance	$280	$1,125	$160	$286	$200	$762	$2,813
Charge offs	(311)	-	-	-	(124)	(91)	(526)
Recoveries	4	-	-	-	12	12	28
Provision (Credit)	572	(64)	165	444	162	55	1,334
Ending balance	$545	$1,061	$325	$730	$250	$738	$3,649

Ending balance individually evaluated for impairment	$195	$-	$-	$71	$-	$-	$266

Ending balance collectively evaluated for impairment	$350	$1,061	$325	$659	$250	$738	$3,383

Loans:

Ending balance	$43,695	$90,681	$26,659	$26,394	$22,017	$32,460	$241,906

Ending balance individually evaluated for impairment	$461	$249	$-	$292	$160	$213	$1,375

Ending balance collectively evaluated for impairment	$43,234	$90,432	$26,659	$26,102	$21,857	$32,247	$240,531

The following table shows credit quality indicators at December 31, 2011 and 2010:

Credit Quality Indicators as of December 31, 2011

	One-to-Four	Multi-family/			Consumer
	Family	Nonresidential	Construction	Land	and Other	Commercial	Total

Corporate Credit Exposures
Credit Risk Profile by Internally Assigned Grade

Grade:
Pass	$41,534	$111,213	$26,403	$25,195	$21,971	$27,353	$253,669
Special mention	840	1,398	137	168	163	472	3,178
Substandard	2,439	2,362	1,188	46	243	426	6,704
Doubtful	-	-	-	-	-	211	211
Total	$44,813	$114,973	$27,728	$25,409	$22,377	$28,462	$263,762

Credit Quality Indicators as of December 31, 2010

	One-to-Four	Multi-family/			Consumer
	Family	Nonresidential	Construction	Land	and Other	Commercial	Total

Corporate Credit Exposures
Credit Risk Profile by Internally Assigned Grade

Grade:
Pass	$41,389	$87,570	$25,413	$25,864	$21,637	$31,703	$233,576
Special mention	794	1,904	720	192	70	103	3,783
Substandard	1,512	1,207	526	338	310	442	4,335
Doubtful	-	-	-	-	-	212	212
Total	$43,695	$90,681	$26,659	$26,394	$22,017	$32,460	$241,906

Credit risk by internally assigned grade

Loans assigned a grade of “Pass” range from loans with virtually no risk of default to loans including some or all of the following characteristics: borrower generally generates sufficient but strained cash flows to fund debt service, key ratios are generally slightly worse than peers, earnings may be trending downward, borrower is currently performing as agreed, risk of default is higher than normal but with prospects for improved financial performance, some borrower management team weaknesses may be evident, loans are protected by collateral that can be liquidated, industry outlook may be trending down but is generally acceptable.

Loans assigned a grade of “Special mention” characteristics include, but are not limited to, the following: weakened due to negative trends in the balance sheet and income statement, current cash flow may be insufficient to meet debt service, existence of documentation deficiencies, potential risk of payment default, collateral coverage is minimal, financial information may be inadequate to show the recent condition of the borrower, management of the borrower may not be adequately qualified or have limited experience, turnover in key positions and industry outlook is generally negative with reasonable expectations of a turnaround within 12 to 18 months.

Loans assigned a grade of “Substandard” characteristics include, but are not limited to, the following:  payment default and /or loss is possible but not yet probable, cash flow is insufficient to service debt, there is a likelihood that the collateral will have to be liquidated and/or the guarantor will be called upon to repay the debt, collateral coverage is marginal or nonexistent, guarantor has limited outside worth and is highly leveraged, management of the borrower has no prior experience with similar activities, capital base is weak and insufficient to absorb continuing losses and industry outlook is generally negative with reasonable expectations of a turnaround within 18 to 24 months.

Loans assigned a grade of “Doubtful” include all of the characteristics of “Substandard”, but available information suggests it is unlikely that the loan will be paid back in its entirety. Cash flows are insufficient to service the debt, the borrower has had a series of substantial losses, key ratios are at unacceptable levels, and industry outlook is negative with an undeterminable recovery time. If the current adverse trends continue, it is unlikely the borrower will have the ability to meet the terms of the loan agreement. The probability of incurring a loss is greater than 50%. All loans classified as doubtful are placed on nonaccrual status.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management's most updated judgment regarding grades at December 31, 2011.

Credit risk by payment activity

Loans that do not receive an internally assigned grade are separated into two categories: performing and nonperforming. Performing loans are generally abiding by the terms of their loan contract and are less than 90 days past due. Loans are deemed nonperforming typically when they reach nonaccrual status or are 90 days past due or greater. The information presented by payment activity is updated as of December 31, 2011 based upon past due status as of that date.

The following table shows an aging analysis of past due loans as of December 31, 2011 and 2010:

Age Analysis of Past Due Loans
As of December 31, 2011

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans >90 Days and Accruing
One-to-four family	$889	$172	$1,300	$2,361	$42,452	$44,813	$-
Multifamily/nonresidential	-	237	-	237	114,736	114,973	-
Construction	292	-	-	292	27,436	27,728	-
Land	-	-	-	-	25,409	25,409	-
Consumer and other	303	23	159	485	21,892	22,377	-
Commercial	269	189	385	843	27,619	28,462	-
Total	1,753	621	1,844	4,218	259,544	263,762	-

Age Analysis of Past Due Loans
As of December 31, 2010

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans >90 Days and Accruing
One-to-four family	$675	$168	$693	$1,536	$42,159	$43,695	$-
Multifamily/nonresidential	-	-	-	-	90,681	90,681	-
Construction	-	-	-	-	26,659	26,659	-
Land	-	-	541	541	25,853	26,394	-
Consumer and other	661	137	436	1,234	20,783	22,017	-
Commercial	-	-	-	-	32,460	32,460	-
Totals	1,336	305	1,670	3,311	238,595	241,906	-

The following tables set forth details regarding impaired loans at December 31, 2011 and 2010:

Impaired Loans
For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Blance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family	$-	$-	$-	$-	$-
Multifamily/nonresidential	237	237	-	237	-
Construction	-	-	-	-	-
Land	-	-	-	-	-
Consumer and other	-	-	-	-	-
Commercial	166	218	-	166	-
Subtotal	403	455	-	403	-

With an allowance recorded:
One-to-four family	655	655	50	659	28
Multifamily/nonresidential	-	-	-	-	-
Construction	-	-	-	-	-
Land	-	-	-	-	-
Consumer and other	203	203	117	204	7
Commercial	655	675	394	596	22
Subtotal	1,513	1,533	561	1,459	57

Total:
One-to-four family	655	655	50	659	28
Multifamily/nonresidential	237	237	-	237	-
Construction	-	-	-	-	-
Land	-	-	-	-	-
Consumer and other	203	203	117	204	7
Commercial	821	893	394	762	22
Total	$1,916	$1,988	$561	$1,862	$57

Impaired Loans
For the Year Ended December 31, 2010

	Recorded Investment	Unpaid Principal Blance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family	$-	$-	$-	$-	$-
Multifamily/nonresidential	249	249	-	252	5
Construction	-	-	-	-	-
Land	-	-	-	-	-
Consumer and other	160	160	-	160	6
Commercial	212	270	-	251	5
Subtotal	621	679	-	663	16

With an allowance recorded:
One-to-four family	461	461	195	465	23
Multifamily/nonresidential	-	-	-	-	-
Construction	-	-	-	-	-
Land	292	292	71	292	5
Consumer and other	-	-	-	-	-
Commercial	-	-	-	-	-
Subtotal	753	753	266	757	28

Total:
One-to-four family	461	461	195	465	23
Multifamily/nonresidential	249	249	-	252	5
Construction	-	-	-	-	-
Land	292	292	71	292	5
Consumer and other	160	160	-	160	6
Commercial	212	270	-	251	5
Total	$1,374	$1,432	$266	$1,420	$44

No interest was recognized on impaired loans on a cash basis during the years ended December 31, 2011 and 2010.

The following table sets forth loans on nonaccrual status as of December 31, 2011 and 2010:

Nonaccrual Loans
	December 31,
	2011	2010
One-to-four family	$2,135	$1,266
Multifamily/nonresidential	-	541
Construction	-	-
Land	-	541
Consumer and other	254	240
Commercial	399	397
	$2,788	$2,985

Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet payment obligations, which typically occurs when principal and interest payments are 90 days past due.  Had non-accrual loans performed in accordance with their original contract terms, the Company would have recognized additional interest income, net of tax, of approximately $68 in 2011 and $57 in 2010.

The following tables set forth information about modifications which were considered troubled debt restructurings (“TDRs”) as of December 31, 2011 and December 31, 2010.

Modifications
As of December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled debt restructurings
One-to-four family	1	$168	$165
Consumer and Other	1	$40	$40
Commercial	2	$237	$231

Troubled Debt Restructurings That Subsequently Defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment
Troubled debt restructurings
One-to-four family	1	$168

Modifications
As of December 31, 2010

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled debt restructurings
Commercial	1	$178	$178

Troubled Debt Restructurings That Subsequently Defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment
Troubled debt restructurings
Commercial	-	$-

Loans characterized as TDRs totaled $436 at December 31, 2011, compared to $178 at December 31, 2010. The allowance allocated to TDRs, excluding specifically-impaired loans referred to above, totaled $0 at both December 31, 2011 and 2010. The TDR total at December 31, 2011 is comprised of four loans.  One is comprised of a single commercial real estate loan, which was identified as a TDR at December 31, 2011 and 2010, for which the Company agreed to accept interest only payments for one year and will be removed from TDR status during the first quarter of 2012, upon return to amortization status.  The remaining TDRs consist of one single family residential loan in the amount of $165, which was restructured, has subsequently failed to perform under the restructured terms, and has been referred to counsel for foreclosure, and two TDRs that consist of one consumer and one commercial which total $99 and are both paying as agreed under the restructured terms.